Note 21 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	892,050
Share-Based Payment Arrangement, Expense	$ 21,853	$ 14,349
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 94.30	$ 89.34	$ 69.22
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 41,873
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 16,866	$ 11,986
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 67.30
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 150.24
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	5 years